UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2898
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The Value Line Cash Fund, Inc.
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(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
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(Address of principal executive offices) (Zip Code)

Stephen R Anastasio,  Treasurer, Principal Financial Officer
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
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Date of fiscal year end: December 31, 2007
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Date of reporting period: March 31, 2007
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

Item I.  Schedule of Investments

A copy of Schedule of Investments for the period ended 3/31/07 is included with this Form.

The Value Line Cash Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007

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     Principal                                                                                          Maturity
      Amount                                                                                Yield+        Date          Value
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
U.S. GOVERNMENT AGENCY OBLIGATIONS  (49.3%)
        $25,000,000  Federal Home Loan Mortgage Corporation Discount Notes                       5.17%   4/24/07     $ 24,915,833
         30,000,000  Federal Home Loan Mortgage Corporation Discount Notes                       5.20    5/25/07       29,765,792
         10,000,000  Federal Home Loan Mortgage Corporation Discount Notes                       5.25    6/29/07        9,874,000
         25,090,000  Federal National Mortgage Association Discount Notes                        5.19    5/23/07       24,902,355
        -----------                                                                                                  ------------
         90,090,000  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                       (Cost $89,457,980)                                                                              89,457,980
                                                                                                                     ------------
                                                                                              Rate+
                                                                                              -----
TAXABLE MUNICIPAL SECURITIES  (18.8%)
          6,900,000  Baltimore Maryland, Revenue, Baltimore Package Facilities, FGIC          5.32(1)    4/5/07(2)      6,900,000
                         Insured and SPA-Dexia Credit Local, VRDN
            400,000  California Housing Finance Agency, Home Mortgage, Revenue, Ser.          5.28(1)    4/4/07(2)        400,000
                         T, AMBAC Insured, VRDN
            735,000  California Housing Finance Agency, Multi-Family, Revenue, Ser. H,        5.35(1)    4/4/07(2)        735,000
                         SPA-FNMA Insured, VRDN
          1,690,000  Colorado Housing & Finance Authority, Revenue, Refunding, Ser.           5.35(1)    4/4/07(2)      1,690,000
                         AA-1, SPA-Landesbank Hessen, VRDN
            770,000  Colorado Housing & Finance Authority, Revenue, Single Family             5.35(1)    4/4/07(2)        770,000
                         Mortgage, Refunding, Class I, Ser. C-1, SPA-Lloyds TSB Bank
                         PLC, VRDN
          3,355,000  Colorado Housing & Finance Authority, Revenue, Single Family             5.35(1)    4/4/07(2)      3,355,000
                         Mortgage, Refunding, Class I, Ser. C-2, SPA-Lloyds TSB Bank
                         PLC, VRDN
          5,850,000  Florida Housing Finance Agency, Revenue, MBIA Insured and                5.29(1)    4/5/07(2)      5,850,000
                         SPA-Westdeutsche Landesbank, VRDN
          4,975,000  Massachusetts State Housing Finance Agency, Revenue, Ser. A,             5.31(1)    4/5/07(2)      4,975,000
                         LOC-JP Morgan Chase Bank, VRDN
          2,225,000  North Carolina Eastern Municipal Power Agency, Power Systems             5.33(1)    4/4/07(2)      2,225,000
                         Revenue, Refunding, Ser. B, MBIA Insured and SPA-Wachovia
                         Bank N.A., VRDN
          1,300,000  Sacramento County California Pension Funding, Revenue, Ser. B,           5.35(1)    4/4/07(2)      1,300,000
                         LOC-Bayerische Landesbank, VRDN
          5,000,000  State of Texas, Veterans Housing Assistance, Refunding Bonds,            5.30(1)    4/4/07(2)      5,000,000
                         Series 1994 A-2 SPA-DEPFA Bank PLC, VRDN
          1,015,000  Utah Housing Corp., Single Family Mortgage Revenue, Class I, Ser.        5.35(1)    4/4/07(2)      1,015,000
                         F-2, SPA-Federal Home Loan Bank, VRDN
        -----------                                                                                                  ------------
         34,215,000  TOTAL TAXABLE MUNICIPAL SECURITIES
                         (Cost $34,215,000)                                                                            34,215,000
        -----------                                                                                                  ------------
                     TOTAL INVESTMENT SECURITIES  (68.1%)
                         (Cost $123,672,980)                                                                          123,672,980
                                                                                                                     ------------
REPURCHASE AGREEMENTS (3) (31.6%)
         30,000,000  With Morgan Stanley, 5.05%, dated 3/30/07, due 4/2/07, delivery                                   30,000,000
                         value $30,012,625 (collateralized by $25,120,000 U.S.
                         Treasury Notes 11.75%, due 11/15/14, with a value of
                         $30,624,585)
         27,300,000  With State Street Bank & Trust, 4.60%, dated 3/30/07, due 4/2/07, delivery value $27,310,465 (collateralized
                         by $28,380,000 U.S. Treasury Notes 3.875% due 9/15/10,
                         with a value of
                         $27,839,488)                                                                                  27,300,000
        -----------                                                                                                  ------------
         57,300,000  TOTAL REPURCHASE AGREEMENTS
                         (Cost $57,300,000)                                                                            57,300,000
        -----------                                                                                                  ------------
                     CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (0.3%)                                               594,132
                                                                                                                     ------------
                         NET ASSETS  (100.0%)                                                                        $181,567,112
                                                                                                                     ------------
                         NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
                            SHARE ($181,567,112 / 181,580,784 shares outstanding)                                    $       1.00
                                                                                                                     ------------

+ The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.

(1) The rate frequency change for variable rate demand notes (VRDN) at March 31, 2007 is weekly.


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                                                                               1

The Value Line Cash Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007

(2) Securities have an unconditional demand feature and therefore their maturity date is equal to the period when the principal amount can be recovered from the demand.

(3) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

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2

Item 2.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

      (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Jean B. Buttner
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    Jean B. Buttner, President

Date: May 30, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
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    Jean B. Buttner, President, Principal Executive Officer

By: /s/ Stephen R. Anastasio
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    Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: May 30, 2007
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